OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 5:-	OTHER ACCOUNTS PAYABLE
	December 31,
	2016	2015

Employees and payroll accruals	$88	$64
Income tax	154	127
Accrued expenses	851	525

	$1,093	$716